SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Financial Information
Financial information for FirstEnergy’s business segments and reconciliations to consolidated amounts is presented below:

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
December 31, 2025
External revenues	$7,508	$5,678	$1,886	$15,072	$18	$—	$15,090
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$7,547	$5,683	$1,905	$15,135	$18	$(63)	$15,090
Other operating expenses (1)	2,479	1,416	328	4,223	(90)	(11)	4,122
Depreciation (1)	655	562	369	1,586	78	—	1,664
Amortization (deferral) of regulatory assets, net	(103)	(12)	6	(109)	—	—	(109)
Ohio settlement charges	275	—	—	275	—	—	275
Equity method investment earnings, net	—	—	—	—	—	—	—
Interest expense (1)	399	284	322	1,005	338	(126)	1,217

Income taxes (benefits) (1)	74	190	99	363	(75)	—	288
Other expense (income) items (2)	3,680	2,655	424	6,759	3	126	6,888
Earnings (losses) attributable to FE from continuing operations	363	588	357	1,308	(288)	—	1,020
Cash Flows from Investing Activities
Capital investments	$1,344	$1,842	$1,601	$4,787	$(82)	$—	$4,705
December 31, 2024
External revenues	$6,824	$4,871	$1,768	$13,463	$9	$—	$13,472
Internal revenues	39	5	19	63	—	(63)	—

Total revenues	$6,863	$4,876	$1,787	$13,526	$9	$(63)	$13,472
Other operating expenses (1)	2,378	1,254	347	3,979	75	(10)	4,044
Depreciation (1)	648	521	336	1,505	76	—	1,581
Amortization (deferral) of regulatory assets, net	(171)	(66)	6	(231)	—	—	(231)
Equity method investment earnings, net	—	—	—	—	58	—	58
Interest expense (1)	432	262	275	969	360	(185)	1,144
Income taxes (benefits) (1)	135	153	173	461	(84)	—	377
Other expense (income) items (2)	2,817	2,217	356	5,390	62	185	5,637

(In millions) For the Years Ended	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
Earnings (losses) attributable to FE from continuing operations	624	535	294	1,453	(475)	—	978
Cash Flows from Investing Activities
Capital investments	$1,130	$1,542	$1,266	$3,938	$92	$—	$4,030
December 31, 2023
External revenues	$6,813	$4,315	$1,731	$12,859	$11	$—	$12,870
Internal revenues	41	5	17	63	—	(63)	—

Total revenues	$6,854	$4,320	$1,748	$12,922	$11	$(63)	$12,870
Other operating expenses (1)	2,129	1,156	338	3,623	(34)	(10)	3,579
Depreciation (1)	620	462	304	1,386	75	—	1,461
Amortization (deferral) of regulatory assets, net	(259)	(10)	8	(261)	—	—	(261)
Equity method investment earnings, net	—	—	—	—	175	—	175
Interest expense (1)	390	257	245	892	340	(108)	1,124
Income taxes (benefits) (1)	147	37	146	330	(63)	—	267
Other expense (income) items (2)	3,240	2,118	308	5,666	(22)	108	5,752
Earnings (losses) attributable to FE from continuing operations	587	300	399	1,286	(163)	—	1,123
Cash Flows from Investing Activities
Capital investments	$936	$1,212	$1,093	$3,241	$115	$—	$3,356

(In millions)	Distribution	Integrated	Stand-Alone Transmission	Total Reportable Segments	Corporate/ Other	Reconciling Adjustments	FirstEnergy Consolidated
As of December 31, 2025
Total Assets	$20,653	$20,352	$14,903	$55,908	$1,793	$(1,797)	$55,904
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618
As of December 31, 2024
Total Assets	$19,949	$18,637	$13,528	$52,114	$1,975	$(2,045)	$52,044
Total Goodwill	$3,222	$1,953	$443	$5,618	$—	$—	$5,618

(1)	FirstEnergy considers this line to be a significant expense.
(2)
Consists of Fuel, Purchased power, General taxes, Ohio settlement charges, Impairment of assets, Debt redemption costs, Miscellaneous income, net, Capitalized financing costs, Pension and OPEB mark-to-market
adjustments, and Income attributable to noncontrolling interest.

Financial information for JCP&L’s reportable segments and reconciliations are presented below:

(In millions) For the Years Ended	Distribution	Transmission	Total Reportable Segments	Reconciling Adjustments	JCP&L
December 31, 2025
External revenues	$2,379	$259	$2,638	$—	$2,638
Internal revenues	175	—	175	(175)	—

Total revenues	$2,554	$259	$2,813	$(175)	$2,638
Other operating expenses (1)	791	64	855	(175)	680
Depreciation (1)	209	54	263	—	263
Deferral of regulatory assets, net	(134)	—	(134)	—	(134)
Interest expense - non-affiliates (1)	98	34	132	—	132
Interest expense - affiliates (1)	6	—	6	—	6
Income taxes	71	36	107	—	107
Other expense (income) items (2)	1,309	(31)	1,278	—	1,278
Net Income	204	102	306	—	306
Cash Flows from Investing Activities:
Capital investments	$454	$651	$1,105	$—	1,105

(In millions) For the Years Ended	Distribution (3)	Transmission	Total Reportable Segments	Reconciling Adjustments	JCP&L
December 31, 2024
External revenues	$2,073	$242	$2,315	$—	$2,315
Internal revenues	152	—	152	(152)	—

Total revenues	$2,225	$242	$2,467	$(152)	$2,315
Other operating expenses (1)	745	61	806	(152)	654
Depreciation (1)	203	46	249	—	249
Deferral of regulatory assets, net	(124)	—	(124)	—	(124)
Interest expense - non-affiliates (1)	75	22	97	—	97
Interest expense - affiliates (1)	20	—	20	—	20
Income taxes	52	35	87	—	87
Other expense (income) items (2)	1,100	(10)	1,090	—	1,090
Net Income	154	88	242	—	242
Cash Flows from Investing Activities:
Capital investments	$360	$519	$879	$—	879

(In millions) For the Years Ended	Distribution (3)	Transmission	Total Reportable Segments	Reconciling Adjustments	JCP&L
December 31, 2023
External revenues	$1,823	$204	$2,027	$—	$2,027
Internal revenues	111	—	111	(111)	—

Total revenues	$1,934	$204	$2,138	$(111)	$2,027
Other operating expenses (1)	601	65	666	(111)	555
Depreciation (1)	190	41	231	—	231
Deferral of regulatory assets, net	(67)	—	(67)	—	(67)
Interest expense - non-affiliates (1)	86	24	110	—	110
Interest expense - affiliates (1)	14	—	14	—	14
Income taxes	11	22	33	—	33
Other expense (income) items (2)	1,036	(10)	1,026	—	1,026
Net Income	63	62	125	—	125
Cash Flows from Investing Activities:
Capital investments	$232	$401	$633	—	633

(In millions)	Distribution (3)	Transmission	Total Reportable Segments	Reconciling Adjustments	JCP&L
As of December 31, 2025
Total assets	$7,941	$3,168	$11,109	—	$11,109
Total goodwill	$1,213	$598	$1,811	—	$1,811
As of December 31, 2024
Total assets (3)	$7,198	$2,715	$9,913	—	$9,913
Total goodwill	$1,213	$598	$1,811	—	$1,811

(1)	JCP&L considers this line to be a significant expense.
(2)	Consists of Purchased power, General taxes, Miscellaneous income, net, Capitalized financing costs, and Pension and OPEB mark-to-market adjustments.
(3)
Previously issued 2024 and 2023 JCP&L amounts have been revised due to the correction of immaterial errors as discussed in Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants.